Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Corporate tax rate		35.00%
Decrease in net deferred tax assets		$ 2,600,000
Deferred tax benefit or expense		$ 0
Percent of uncertain income tax positions recognized		50.00%	50.00%
Liability for unrecognized tax benefits		$ 0	$ 0
Percentage of change in ownership		50.00%
Period of change in ownership		3 years
Federal [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards		$ 13,600,000
Net operating loss carryforwards, expiration year		expiring beginning in 2035
Federal [Member] | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Research and development tax credits		$ 5,000
Income tax research and development expiration year		begin to expire in 2035
California [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards		$ 15,000,000
Net operating loss carryforwards, expiration year		expiring beginning in 2023
California [Member] | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Research and development tax credits		$ 3,395,000
Scenario, Plan [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	21.00%